CAPITAL STOCK (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exercise of options			$ 2,500
Common shares issued to acquire intangible assets				250,000
Common shares issued to acquire intangible assets, value				$ 192,946
Description of stock option plan	Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares.
Weighted average remaining contractual life of outstanding share options	2 years 6 months 7 days	3 years
Share-based expense	$ 423,538	$ 345,498	$ 403,548
Class A, convertible, voting, preferred shares [Member]
Number of shares authorised	5,000,000
Capital Stock [Member]
Exercise of options (Shares)			8,334
Exercise of options			$ 3,763
Proceeds from exercise of options			2,500
Reserves [Member]
Exercise of options			(1,263)
Share-based expense	$ 423,538	$ 345,498	$ 403,548
Technology development agreement [Member]
Common shares issued to acquire intangible assets			250,000
Common shares issued to acquire intangible assets, value			$ 131,527